CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 313,991	$ 215,204
Restricted cash	1,149	0
Accounts receivable, trade, less allowance for doubtful accounts	295,149	272,059
Prepaid expenses and other current assets	127,058	98,874
Amounts due from affiliates	25,127	33,889
Deferred tax asset	103,645	517,420
Investment securities pledged as collateral	235,932	136,059
Derivative contracts	0	37,137
Assets distributed to shareholders/sole member	564,231	1,014,036
Total current assets	1,666,282	2,324,678
Property, plant and equipment, net of accumulated depreciation	3,361,590	2,901,916
Other receivables	4,843	6,974
Investment securities pledged as collateral	235,932	226,054
Derivative contracts	0	8,361
Other assets	44,086	56,652
Deferred tax asset	99,287	(85,376)
Amortizable intangible assets, net of accumulated amortization	292,144	97,564
Indefinite-lived cable television franchises	1,240,228	731,848
Other indefinite-lived intangible assets	66,895	71,013
Goodwill	442,067	275,037
Deferred financing and other costs, net of accumulated amortization	140,064	101,293
Assets distributed to shareholders/sole member	1,273,674	2,875,382
Total assets	8,867,092	9,676,772
Current Liabilities:
Accounts payable	435,816	356,654
Accrued liabilities:
Interest	148,734	142,045
Employee related costs	263,134	219,747
Other accrued expenses	222,607	204,307
Amounts due to affiliates	31,517	42,827
Deferred revenue	52,732	51,331
Liabilities under derivative contracts	47,251	9,294
Credit facility debt	157,452	335,000
Collateralized indebtedness	161,358	171,401
Capital lease obligations	1,531	1,459
Senior notes	325,773	0
Liabilities distributed to shareholders/sole member	336,491	801,292
Total current liabilities	2,184,396	2,335,357
Defined benefit plan and other postretirement plan obligations	78,885	105,461
Deferred revenue	10,946	11,695
Liabilities under derivative contracts	179,327	211,696
Other liabilities	195,033	199,222
Deferred tax liability	(99,287)	85,376
Credit facility debt	5,599,058	4,383,750
Collateralized indebtedness	191,248	204,431
Capital lease obligations	29,706	30,471
Senior notes and debentures	5,242,420	5,022,600
Liabilities distributed to shareholders/sole member	1,436,808	2,229,972
Total liabilities	15,147,827	14,820,031
Commitments and contingencies
Redeemable noncontrolling interests	14,698	12,175
Stockholders'/Member's Deficiency:
Preferred Stock, $.01 par value, 50,000,000 shares authorized, none issued	0	0
Paid-in-capital	6,465	89,741
Accumulated deficit	(5,494,829)	(4,749,714)
Total stockholders'/member's deficiency before treasury stock, accumulated other comprehensive income and noncontrolling interest	(5,485,027)	(4,656,688)
Treasury stock, at cost (38,526,921 and 26,465,355 CNYG Class A common shares)	(788,566)	(449,507)
Accumulated other comprehensive loss	(23,325)	(49,760)
Total stockholders'/member's deficiency	(6,296,918)	(5,155,955)
Noncontrolling interest	1,485	521
Total deficiency	(6,295,433)	(5,155,434)
Total liabilities and stockholders'/member's deficiency	8,867,092	9,676,772
CSC Holdings [Member]
Current Assets:
Cash and cash equivalents	266,914	174,212
Restricted cash	1,149	0
Accounts receivable, trade, less allowance for doubtful accounts	295,149	272,059
Prepaid expenses and other current assets	122,385	98,855
Amounts due from affiliates	515,698	540,168
Deferred tax asset	155,487	310,640
Investment securities pledged as collateral	235,932	136,059
Derivative contracts	0	37,137
Assets distributed to shareholders/sole member	564,231	1,014,036
Total current assets	2,156,945	2,583,166
Property, plant and equipment, net of accumulated depreciation	3,361,590	2,901,916
Other receivables	4,843	6,974
Investment securities pledged as collateral	235,932	226,054
Derivative contracts	0	8,361
Other assets	44,086	56,652
Deferred tax asset	(368,647)	(127,101)
Amortizable intangible assets, net of accumulated amortization	292,144	97,564
Indefinite-lived cable television franchises	1,240,228	731,848
Other indefinite-lived intangible assets	66,895	71,013
Goodwill	442,067	275,037
Deferred financing and other costs, net of accumulated amortization	98,188	76,735
Assets distributed to shareholders/sole member	1,229,374	2,837,203
Total assets	9,172,292	9,872,523
Current Liabilities:
Accounts payable	435,816	356,654
Accrued liabilities:
Interest	104,709	104,024
Employee related costs	260,672	218,657
Other accrued expenses	206,330	199,880
Amounts due to affiliates	31,200	35,825
Deferred revenue	52,732	51,331
Liabilities under derivative contracts	47,251	9,294
Credit facility debt	157,452	335,000
Collateralized indebtedness	161,358	171,401
Capital lease obligations	1,531	1,459
Senior notes	325,773	0
Liabilities distributed to shareholders/sole member	336,491	801,292
Total current liabilities	2,121,315	2,284,817
Defined benefit plan and other postretirement plan obligations	78,885	105,461
Deferred revenue	10,946	11,695
Liabilities under derivative contracts	179,327	211,696
Other liabilities	190,034	195,907
Deferred tax liability	368,647	127,101
Credit facility debt	5,599,058	4,383,750
Collateralized indebtedness	191,248	204,431
Capital lease obligations	29,706	30,471
Senior notes and debentures	3,076,732	3,134,909
Liabilities distributed to shareholders/sole member	1,460,456	2,259,741
Total liabilities	13,306,354	12,949,979
Commitments and contingencies
Redeemable noncontrolling interests	14,698	12,175
Stockholders'/Member's Deficiency:
Accumulated deficit	(3,375,506)	(3,363,682)
Senior notes due from Cablevision	(753,717)	(660,951)
Other member's equity	2,303	984,241
Total stockholders'/member's deficiency before treasury stock, accumulated other comprehensive income and noncontrolling interest	(4,126,920)	(3,040,392)
Accumulated other comprehensive loss	(23,325)	(49,760)
Total stockholders'/member's deficiency	(4,150,245)	(3,090,152)
Noncontrolling interest	1,485	521
Total deficiency	(4,148,760)	(3,089,631)
Total liabilities and stockholders'/member's deficiency	9,172,292	9,872,523
CNYG Class A [Member]
Stockholders'/Member's Deficiency:
Common stock	2,796	2,741
CNYG Class B [Member]
Stockholders'/Member's Deficiency:
Common stock	541	544
RMG Class A [Member]
Stockholders'/Member's Deficiency:
Common stock	0	0
RMG Class B [Member]
Stockholders'/Member's Deficiency:
Common stock	$ 0	$ 0